Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments
April 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.11%
Aerospace & Defense–1.56%
General Electric Co.	580	$116,893
RTX Corp.	880	110,995
		227,888
Air Freight & Logistics–0.50%
United Parcel Service, Inc. Class B	761	72,523
		72,523
Automobiles–1.69%
†Tesla, Inc.	875	246,890
		246,890
Banks–4.82%
Bank of America Corp.	4,085	162,910
JPMorgan Chase & Co.	1,210	295,990
PNC Financial Services Group, Inc.	608	97,699
Wells Fargo & Co.	2,072	147,133
		703,732
Beverages–0.82%
PepsiCo, Inc.	881	119,446
		119,446
Biotechnology–1.56%
AbbVie, Inc.	778	151,788
Amgen, Inc.	264	76,803
		228,591
Broadline Retail–3.71%
†Amazon.com, Inc.	2,936	541,457
		541,457
Capital Markets–2.66%
Blackrock, Inc.	141	128,911
Goldman Sachs Group, Inc.	237	129,769
Morgan Stanley	1,129	130,309
		388,989
Chemicals–1.04%
Linde PLC	336	152,285
		152,285
Communications Equipment–1.04%
Cisco Systems, Inc.	2,628	151,714
		151,714
Consumer Finance–0.92%
American Express Co.	505	134,537
		134,537
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.31%
Costco Wholesale Corp.	188	$186,966
Walmart, Inc.	1,553	151,029
		337,995
Diversified Telecommunication Services–0.83%
AT&T, Inc.	4,395	121,742
		121,742
Electric Utilities–0.42%
NextEra Energy, Inc.	926	61,931
		61,931
Electrical Equipment–0.59%
Eaton Corp. PLC	293	86,250
		86,250
Entertainment–1.77%
†Netflix, Inc.	157	177,680
Walt Disney Co.	898	81,673
		259,353
Financial Services–5.08%
†Berkshire Hathaway, Inc. Class B	631	336,481
Mastercard, Inc. Class A	344	188,532
Visa, Inc. Class A	628	216,974
		741,987
Ground Transportation–0.54%
†Uber Technologies, Inc.	972	78,742
		78,742
Health Care Equipment & Supplies–1.93%
Abbott Laboratories	1,291	168,798
†Intuitive Surgical, Inc.	220	113,476
		282,274
Health Care Providers & Services–1.52%
Elevance Health, Inc.	212	89,163
UnitedHealth Group, Inc.	325	133,718
		222,881
Hotels, Restaurants & Leisure–2.83%
Booking Holdings, Inc.	19	96,886
Hilton Worldwide Holdings, Inc.	754	170,012
McDonald's Corp.	339	108,362
Starbucks Corp.	478	38,264
		413,524
Household Durables–0.83%
†NVR, Inc.	17	121,138
		121,138
Lincoln U.S. Equity Income Maximizer Fund–1

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–1.16%
Procter & Gamble Co.	1,039	$168,910
		168,910
Industrial REITs–0.46%
Prologis, Inc.	653	66,737
		66,737
Insurance–0.75%
Progressive Corp.	390	109,879
		109,879
Interactive Media & Services–6.05%
Alphabet, Inc. Class C	3,226	519,031
Meta Platforms, Inc. Class A	664	364,536
		883,567
IT Services–1.20%
Accenture PLC Class A	263	78,677
International Business Machines Corp.	399	96,486
		175,163
Life Sciences Tools & Services–1.19%
Danaher Corp.	386	76,941
Thermo Fisher Scientific, Inc.	227	97,383
		174,324
Machinery–3.45%
Caterpillar, Inc.	268	82,884
Dover Corp.	830	141,639
Illinois Tool Works, Inc.	770	184,731
Ingersoll Rand, Inc.	1,255	94,665
		503,919
Media–0.65%
Comcast Corp. Class A	2,789	95,384
		95,384
Multi-Utilities–2.49%
DTE Energy Co.	1,295	177,415
Sempra	2,503	185,898
		363,313
Oil, Gas & Consumable Fuels–2.99%
Chevron Corp.	933	126,944
Exxon Mobil Corp.	1,715	181,155
Occidental Petroleum Corp.	3,263	128,595
		436,694
Pharmaceuticals–4.17%
Eli Lilly & Co.	258	231,929
Johnson & Johnson	1,405	219,616
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	960	$81,792
Pfizer, Inc.	3,125	76,281
		609,618
Residential REITs–0.64%
Equity Residential	1,331	93,516
		93,516
Retail REITs–0.76%
Realty Income Corp.	1,925	111,381
		111,381
Semiconductors & Semiconductor Equipment–9.87%
†Advanced Micro Devices, Inc.	628	61,136
Applied Materials, Inc.	593	89,371
Broadcom, Inc.	1,575	303,140
Intel Corp.	1,825	36,682
Micron Technology, Inc.	523	40,245
NVIDIA Corp.	7,539	821,148
QUALCOMM, Inc.	606	89,967
		1,441,689
Software–10.84%
†Adobe, Inc.	163	61,122
†Crowdstrike Holdings, Inc. Class A	115	49,320
Intuit, Inc.	151	94,748
Microsoft Corp.	2,248	888,544
Oracle Corp.	520	73,174
†Palantir Technologies, Inc. Class A	871	103,161
†PTC, Inc.	748	115,918
Salesforce, Inc.	380	102,110
†ServiceNow, Inc.	100	95,501
		1,583,598
Specialized REITs–0.78%
VICI Properties, Inc.	3,545	113,511
		113,511
Specialty Retail–1.75%
Home Depot, Inc.	470	169,430
Lowe's Cos., Inc.	387	86,518
		255,948
Technology Hardware, Storage & Peripherals–6.80%
Apple, Inc.	4,678	994,075
		994,075
Tobacco–1.14%
Philip Morris International, Inc.	972	166,562
		166,562
Total Common Stock (Cost $14,564,649)		14,043,657

Lincoln U.S. Equity Income Maximizer Fund–2

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	76	$76
Total Money Market Fund (Cost $76)		76

TOTAL INVESTMENTS–96.11% (Cost $14,564,725)	$14,043,733

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.03)%
Centrally Cleared–(0.03)%
Call Options–(0.03)%
Abbott Laboratories Strike price $145.56, expiration date 05/15/2025, notional amount $(58,224)	(4)	$(9)
AbbVie Strike price $217.68, expiration date 05/15/2025, notional amount $(65,304)	(3)	(30)
Alphabet Strike price $186.91, expiration date 05/01/2025, notional amount $(149,528)	(8)	0
Alphabet Strike price $198.20, expiration date 05/15/2025, notional amount $(158,560)	(8)	(53)
Amazon.com Strike price $225.37, expiration date 05/01/2025, notional amount $(157,759)	(7)	0
Amazon.com Strike price $237.29, expiration date 05/15/2025, notional amount $(166,103)	(7)	(66)
Apple Strike price $240.67, expiration date 05/01/2025, notional amount $(264,737)	(11)	(2)
Apple Strike price $244.37, expiration date 05/15/2025, notional amount $(219,933)	(9)	(190)
Berkshire Hathaway Strike price $584.50, expiration date 05/15/2025, notional amount $(116,900)	(2)	(31)
Broadcom Strike price $210.39, expiration date 05/01/2025, notional amount $(63,117)	(3)	0
Broadcom Strike price $237.01, expiration date 05/15/2025, notional amount $(71,103)	(3)	(49)
Chevron Strike price $173.54, expiration date 05/15/2025, notional amount $(69,416)	(4)	(2)
Cisco Systems Strike price $64.73, expiration date 05/01/2025, notional amount $(38,838)	(6)	0
DTE Energy Strike price $145.27, expiration date 05/15/2025, notional amount $(58,108)	(4)	(344)
Hilton Worldwide Holdings Strike price $257.41, expiration date 05/01/2025, notional amount $(25,741)	(1)	0
Hilton Worldwide Holdings Strike price $261.86, expiration date 05/15/2025, notional amount $(52,372)	(2)	(9)
Home Depot Strike price $414.99, expiration date 05/15/2025, notional amount $(82,998)	(2)	(2)
Illinois Tool Works Strike price $270.63, expiration date 05/01/2025, notional amount $(27,063)	(1)	0
Illinois Tool Works Strike price $271.02, expiration date 05/15/2025, notional amount $(54,204)	(2)	(7)
JPMorgan Chase & Strike price $272.79, expiration date 05/01/2025, notional amount $(81,837)	(3)	0
JPMorgan Chase & Strike price $285.66, expiration date 05/15/2025, notional amount $(85,698)	(3)	0
Linde PLC Strike price $516.88, expiration date 05/15/2025, notional amount $(103,376)	(2)	(11)
Mastercard Strike price $601.30, expiration date 05/15/2025, notional amount $(120,260)	(2)	(40)
Meta Platforms Strike price $742.76, expiration date 05/15/2025, notional amount $(148,552)	(2)	(55)
Microsoft Strike price $422.81, expiration date 05/01/2025, notional amount $(211,405)	(5)	(85)
Microsoft Strike price $454.22, expiration date 05/15/2025, notional amount $(136,266)	(3)	(57)
NVIDIA Strike price $133.87, expiration date 05/01/2025, notional amount $(240,966)	(18)	0
Philip Morris International Strike price $172.78, expiration date 05/15/2025, notional amount $(69,112)	(4)	(933)
Procter & Gamble Strike price $177.03, expiration date 05/15/2025, notional amount $(53,109)	(3)	(9)
Sempra Strike price $75.70, expiration date 05/01/2025, notional amount $(60,560)	(8)	(95)
Sempra Strike price $80.03, expiration date 05/15/2025, notional amount $(48,018)	(6)	(257)
Tesla Strike price $380.50, expiration date 05/01/2025, notional amount $(76,100)	(2)	0
Tesla Strike price $413.25, expiration date 05/15/2025, notional amount $(82,650)	(2)	(43)
Visa Strike price $379.30, expiration date 05/15/2025, notional amount $(75,860)	(2)	(22)
Lincoln U.S. Equity Income Maximizer Fund–3

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Walmart Strike price $91.89, expiration date 05/01/2025, notional amount $(27,567)	(3)	$(1,612)
Wells Fargo & Strike price $81.13, expiration date 05/15/2025, notional amount $(81,130)	(10)	(42)
(4,055)
Total Options Written (Premiums received $(18,583))		(4,055)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.92%	572,656
NET ASSETS APPLICABLE TO 1,511,252 SHARES OUTSTANDING–100.00%	$14,612,334

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
Lincoln U.S. Equity Income Maximizer Fund–4